FINANCIAL INSTRUMENTS (Details 8) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	R$ 341,269
Income tax and social contribution on cash flow hedge accounting	(116,031)
Fair Value of cash flow accounting - Platts, net	225,238
Movement [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	393,559
Income tax and social contribution on cash flow hedge accounting	(133,810)
Fair Value of cash flow accounting - Platts, net	259,749
Realization [Member]
IfrsStatementLineItems [Line Items]
Cash flow hedge accounting - Platts	(52,290)
Income tax and social contribution on cash flow hedge accounting	17,779
Fair Value of cash flow accounting - Platts, net	R$ (34,511)